Loans receivable net of credit impairment losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans receivable at amortized cost	¥ 0	¥ 248,350
Accrued interest	0	157,726
Gross loans receivable	0	406,076
Less: Credit impairment losses	0	(212,394)
Loans receivable, net of credit impairment losses	¥ 0	¥ 193,682